TRADE AND OTHER RECEIVABLES - By debtor (Details) - IDR (Rp) Rp in Billions	Dec. 31, 2020	Dec. 31, 2019	Dec. 31, 2018
Trade and other receivables
Trade receivables	Rp 11,339	Rp 11,016
Third parties
Trade and other receivables
Trade receivables	8,996	9,275
Related parties
Trade and other receivables
Trade receivables	2,343	1,741
Gross or Cost
Trade and other receivables
Trade receivables	19,699	17,223
Gross or Cost | Third parties
Trade and other receivables
Trade receivables	15,803	14,312
Gross or Cost | Third parties | Individual and business subscribers
Trade and other receivables
Trade receivables	13,899	12,729
Gross or Cost | Third parties | Overseas international carriers
Trade and other receivables
Trade receivables	1,904	1,583
Gross or Cost | Related parties
Trade and other receivables
Trade receivables	3,896	2,911
Gross or Cost | State-owned enterprises
Trade and other receivables
Trade receivables	1,564	1,353
Gross or Cost | Government agencies
Trade and other receivables
Trade receivables	1,196	479
Gross or Cost | Indonusa
Trade and other receivables
Trade receivables	504	494
Gross or Cost | PT Indosat Tbk (“Indosat”)
Trade and other receivables
Trade receivables	225	150
Gross or Cost | Others (each below Rp75 billion)
Trade and other receivables
Trade receivables	407	435
Allowance for expected credit losses
Trade and other receivables
Trade receivables	(8,360)	(6,207)	Rp (5,543)
Allowance for expected credit losses | Third parties
Trade and other receivables
Trade receivables	(6,807)	(5,037)
Allowance for expected credit losses | Related parties
Trade and other receivables
Trade receivables	Rp (1,553)	Rp (1,170)